Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Consolidated statement of cash flows
Cash flows from operating activities	€ 17,379	€ 12,980	€ 13,600
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired	(10,295)	(87)	(9)
Purchase of interests in associates and joint ventures	(1,424)		(33)
Purchase of intangible assets	(2,423)	(3,098)	(3,246)
Purchase of property, plant and equipment	(5,182)	(5,053)	(4,917)
Purchase of investments	(1,832)	(3,629)	(3,901)
Disposal of interests in subsidiaries, net of cash disposed	4,427	(412)	239
Disposal of interests in associates and joint ventures			115
Disposal of property, plant and equipment and intangible assets	61	45	41
Disposal of investments	7,792	2,269	1,250
Dividends received from associates and joint ventures	417	498	489
Interest received	371	622	378
Cash flows from discontinued operations		(372)	(247)
Outflow from investing activities	(8,088)	(9,217)	(9,841)
Cash flows from financing activities
Issue of ordinary share capital and reissue of treasury shares	7	7	20
Net movement in short-term borrowings	2,586	(541)	(534)
Proceeds from issue of long term borrowings	9,933	14,681	4,440
Repayment of borrowings	(16,028)	(6,180)	(4,664)
Purchase of treasury shares	(821)	(475)	(1,766)
Issue of subordinated mandatory convertible bonds		3,848
Equity dividends paid	(2,296)	(4,064)	(3,920)
Dividends paid to non-controlling shareholders in subsidiaries	(348)	(584)	(310)
Other transactions with non-controlling shareholders in subsidiaries	(160)	(221)	1,097
Other movements in loans with associates and joint ventures	59	42	(194)
Interest paid	(2,284)	(1,297)	(991)
Cash flows from discontinued operations		(779)	(302)
Tax on financing activities			(110)
(Outflow)/Inflow from financing activities	(9,352)	4,437	(7,234)
Net cash flow	(61)	8,200	(3,475)
Cash and cash equivalents at beginning of the financial year	13,605	5,394	9,302
Exchange (loss)/gain on cash and cash equivalents	(256)	11	(433)
Cash and cash equivalents at end of the financial year	€ 13,288	€ 13,605	€ 5,394